INVESTMENTS (Details) (USD $)	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 10, 2013	Jan. 10, 2013	Jan. 02, 2013
LIABILITIES [Abstract]
Settlement loss	$ 0	$ 5,000,000	$ 0
Net Goodwill recognized	18,979,000	18,979,000
Acquisition related costs		3,600,000
Private equity placement issued amount	113,433,000	172,611,000	75,582,000
Private equity placement participation	55,223,000	64,128,000
Shares as dividend-in-kind (in shares)	699,802
Income (Loss) from Equity Method Investments	1,700,000
Equity Method Investment, Realized gain on classification.	3,300,000
Proceeds from Dividends Received	2,100,000
Dividend amount received	252,000	0	0
Equity income	1,665,000	40,000	0
Dividend received	3,600,000
Return of capital	3,400,000
Warrants received (in shares)	833,333	833,333
Warrants exercise price (n dollars per share)	$ 15.00	$ 15.00
Percentage of warrants vesting increments (in hundredths)	20.00%
Percentages of increase in volume weighted average price (in hundredths)	10.00%
Minimum business days required for exercise level of VWAP	10 days
VWAP minimum trading volume of exercise levels	2,000,000	2,000,000
Warrants vested (in shares)	333,333
Warrants expiration date	Dec. 31, 2015
Minimum [Member]
LIABILITIES [Abstract]
Percentage of common shares increase (in hundredths)	25.00%	25.00%
Maximum [Member]
LIABILITIES [Abstract]
Percentage of common shares increase (in hundredths)	65.00%	65.00%
Scandic [Member]
Business Acquisition [Line Items]
Effective Date of Acquisition		Jan. 10, 2013
Number of shares transferred in acquisition (in shares)				1,910,112
Share price of stock transferred (in dollars per share)				$ 9.50	$ 9.50
Lock-up period				1 year
Manager's right to ownership of total outstanding shares percentage (in hundredths)			2.00%
ASSETS [Abstract]
Cash and cash equivalents				400,000	400,000
Assets held for sale				6,600,000	6,600,000
Other current assets				2,400,000	2,400,000
Furniture, fixture and equipment				1,000,000	1,000,000
Other non-current assets				200,000	200,000
Total assets acquired				10,600,000	10,600,000
LIABILITIES [Abstract]
Accounts payable				200,000	200,000
Tax payable				200,000	200,000
Other current liabilities				900,000	900,000
Total liabilities assumed				1,300,000	1,300,000
Net assets acquired				9,300,000	9,300,000
Cash consideration					8,000,000
Common shares issued					18,100,000
Payable to seller					7,200,000
Total consideration					33,300,000
Difference				24,000,000	24,000,000
Settlement loss					5,000,000
Net Goodwill recognized				19,000,000	19,000,000
Orion [Member]
Business Acquisition [Line Items]
Effective Date of Acquisition		Jan. 02, 2013
Percentage of entity acquired (in hundredths)						50.00%
ASSETS [Abstract]
Total assets acquired						1,800,000
LIABILITIES [Abstract]
Total liabilities assumed						1,300,000
Cash consideration						300,000
Nordic American Offshore Limited [Member]
LIABILITIES [Abstract]
Ownership percentage (in hundredths)	17.00%
Dividend amount received	3,600,000
Private equity placement participation (in hundredths)	17.00%
Equity income	1,700,000
Nordic American Offshore Limited [Member] | Private Placement [Member]
LIABILITIES [Abstract]
Private equity placement issued amount	250,000,000
Private equity placement participation	$ 65,000,000
Ownership percentage (in hundredths)	26.00%
Private equity placement participation (in hundredths)	26.00%